Business segments (Tables)	12 Months Ended
Dec. 31, 2012
Income (Loss) from Continuing Operations Before Income Taxes ("Pre-Tax Earnings") and Total Assets by Segment

The Company’s revenues, income (loss) from continuing operations before income taxes (“Pre-tax earnings”) and total assets by segment are summarized in the following table (in thousands):

	MARKET MAKING	GLOBAL EXECUTION SERVICES	CORPORATE AND OTHER	CONSOLIDATED TOTAL
For the year ended December 31, 2012:
Revenues	$60,940	$495,331	$33,980	$590,251
Pre-tax earnings	(368,477)	29,480	(73,893)	(412,890)

Total assets	1,708,617	5,786,687	1,833,633	9,328,938

For the year ended December 31, 2011:
Revenues	$704,471	$524,617	$19,079	$1,248,167
Pre-tax earnings	256,080	32,874	(74,128)	214,826

Total assets	2,103,887	3,063,579	1,671,695	6,839,161

For the year ended December 31, 2010:
Revenues	$549,128	$413,525	$2,728	$965,381
Pre-tax earnings	209,868	44,284	(77,439)	176,713

Total assets	1,801,002	1,692,084	767,483	4,260,570

Revenues by Geographic Area

The following table presents Revenues by geographic area (in thousands):

	U.S.	INTERNATIONAL	CONSOLIDATED TOTAL
For the year ended December 31, 2012:
Revenues	$529,143	$61,108	$590,251

For the year ended December 31, 2011:
Revenues	$1,165,867	$82,300	$1,248,167

For the year ended December 31, 2010:
Revenues	$896,051	$69,330	$965,381